Cover	Nov. 05, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	KELLY SERVICES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-1088
Entity Tax Identification Number	38-1510762
Entity Address, Address Line One	999 West Big Beaver Road
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48084
City Area Code	248
Local Phone Number	362-4444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000055135
Amendment Flag	false
Common Class A | NASDAQ/NMS (GLOBAL MARKET)
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $1.00 par value per share
Trading Symbol	KELYA
Security Exchange Name	NASDAQ
Common Class B | NASDAQ/NMS (GLOBAL MARKET)
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock, $1.00 par value per share
Trading Symbol	KELYB
Security Exchange Name	NASDAQ